DRY DOCK	12 Months Ended
Dec. 31, 2013
DRY DOCK [Abstract]
DRY DOCK
3.	DRY DOCK

The capitalized amounts in dry dock at December 31, 2013 and 2012 were as follows:

	At December 31,
	2013	2012

Original book value	$31,141	$23,699
Accumulated amortization	(20,162)	(19,461)
Net book value	$10,979	$4,238

For the years ended December 31, 2013, 2012 and 2011, amortization expense was $3,409, $4,763 and $4,078, respectively.